Loans Receivable And Allowance For Credit Losses (Summary Of Loans Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Real Estate Loans:
One-to four-family	$ 5,392,429	$ 4,918,778
Multi-family and commercial	48,623	57,965
Construction	52,254	47,368
Total real estate loans	5,493,306	5,024,111
Consumer Loans:
Home equity	149,321	164,541
Other	6,529	7,224
Total consumer loans	155,850	171,765
Total loans receivable	5,649,156	5,195,876
Less:
Undisbursed loan funds	22,874	22,531
ACL	11,100	15,465
Discounts/unearned loan fees	21,468	19,093
Premiums/deferred costs	(14,369)	(10,947)
Loans and leases receivable, net	$ 5,608,083	$ 5,149,734